Financial instruments	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Financial instruments
19.	Financial instruments:
(a)	Fair value:

The carrying values of cash and cash equivalents, short-term investments, restricted cash, accounts receivable, loans to affiliate and accounts payable and accrued liabilities approximate their fair values because of their short term to maturity.  As of December 31, 2016, the fair value of the Company’s Revolving and Term loan credit facilities, excluding deferred financing fees, is $2,418,586,000 (2015 – $2,999,746,000) and the carrying value is $2,558,389,000 (2015 – $3,042,195,000).  As of December 31, 2016, the fair value of the Company’s long-term obligations under capital lease, excluding deferred financing fees, is $498,357,000 (2015 – $346,138,000) and the carrying value is $498,784,000 (2015 – $342,767,000). The fair value of the Revolving credit facilities, Term loan credit facilities and long-term obligations under capital lease, excluding deferred financing fees, are estimated based on expected principal repayments and interest, discounted by relevant forward rates plus a margin appropriate to the credit risk of the Company.  Therefore, the Company has categorized the fair value of these financial instruments as Level 3 in the fair value hierarchy.

As of December 31, 2016, the fair value of the Company’s senior unsecured notes is $347,898,000 (2015 – $335,340,000) and the carrying value is $345,000,000 (2015 – $345,000,000).  The fair value of senior unsecured notes is calculated based on a quoted price that is readily and regularly available in an active market.  Therefore, the Company has categorized the fair value of these financial instruments as Level 1 in the fair value hierarchy.

The Company’s interest rate derivative financial instruments are re-measured to fair value at the end of each reporting period. The fair values of the interest rate derivative financial instruments have been calculated by discounting the future cash flow of both the fixed rate and variable rate interest rate payments. The discount rate was derived from a yield curve created by nationally recognized financial institutions adjusted for the associated credit risk. The fair values of the interest rate derivative financial instruments are determined based on inputs that are readily available in public markets or can be derived from information available in publicly quoted markets. Therefore, the Company has categorized the fair value of these derivative financial instruments as Level 2 in the fair value hierarchy.

The Company’s vessels held for use with a carrying amount of $619,521,000 were written down to their fair value of $334,326,000 resulting in a non-cash impairment charge of $285,195,000 which was included in earnings for the year ended December 31, 2016.  The estimated fair value, measured on a non-recurring basis, of the Company’s vessels held for use is calculated based on discounted cash flows using inputs, other than quoted prices in active markets, that are observable either directly or indirectly.  Therefore the Company has categorized the fair value of the vessels as Level 2 in the fair value hierarchy.

(b)	Interest rate derivative financial instruments:

The Company uses interest rate derivative financial instruments, consisting of interest rate swaps and interest rate swaptions, to manage its interest rate risk associated with its variable rate debt.  Prior to 2008, the Company applied hedge accounting to certain of its interest rate swaps. In 2008, the Company voluntarily de-designated all such interest rate swaps as accounting hedges such that the Company no longer applies hedge accounting. The amounts in accumulated other comprehensive loss related to the interest rate swaps to which hedge accounting was previously applied are recognized in earnings when and where the related interest is recognized in earnings.  If interest rates remain at their current levels, the Company expects that $31,601,000 would be settled in cash in the next 12 months on instruments maturing after 2017.  The amount of the actual settlement may be different depending on the interest rate in effect at the time settlements are made.

As of December 31, 2016, the Company had the following outstanding interest rate derivatives:

Fixed per annum rate swapped for LIBOR	Notional amount as of December 31, 2016	Maximum notional amount(1)	Effective date	Ending date
5.6400%	$645,970	$645,970	August 31, 2007	August 31, 2017	(2)
5.4200%	416,053	416,053	September 6, 2007	May 31, 2024
5.6000%	148,800	148,800	June 23, 2010	December 23, 2021	(2)
5.9450%	131,544	131,544	January 30, 2014	May 31, 2019
5.2600%	87,100	87,100	July 3, 2006	February 26, 2021	(2) (3)
5.8700%	—	620,390	August 31, 2017	November 28, 2025

(1)	Over the term of the interest rate swaps, the notional amounts increase and decrease. These amounts represent the peak notional over the remaining term of the swap.
(2)	Prospectively de-designated as an accounting hedge in 2008.
(3)

Swap counterparty has an early termination right in 2017 which may require the Company to settle the swap at the early termination date.  The fair value liability as of December 31, 2016 for this swap is $8,989,000.

In addition, the Company has entered into two swaption agreements (Swaption A and Swaption B) with a bank.  Under Swaption A, the Company has the option of entering into an interest rate swap on March 2, 2017 under which the Company would pay the bank a fixed rate of 0.50%, and receive a floating rate of 3-month LIBOR from the bank.  Under Swaption B, the bank has the option of entering into an interest rate swap on March 2, 2017 under which the bank would pay the Company a fixed rate of 1.183%, and receive a floating rate of 3-month LIBOR from the Company.  The interest rate swaps underlying both swaptions have notional amounts of $200,000,000 and the same expiration dates.  During the year ended December 31, 2016, the Company restructured the swaption agreements which resulted in an asset of $11,300,000 to the Company.

During the year ended December 31, 2016, the Company paid $31,211,000 related to swap terminations.

(c)	Foreign exchange derivative instruments:

The Company is exposed to market risk from foreign currency fluctuations. The Company has entered into foreign currency forward contracts to manage foreign currency fluctuations.  At December 31, 2016, the notional amount of the foreign exchange forward contracts is $2,800,000 (2015 – $15,200,000) and the fair value asset is $60,000 (December 31, 2015 – nil) and fair value liability is $6,000 (2015 – $1,260,000).

Included in short-term investments is $308,000 (2015 - $2,095,000) of restricted cash held as collateral for these foreign currency forward contracts.

(d)	Fair value of asset and liability derivatives:

The following provides information about the Company’s derivatives:

	2016	2015
Fair value of financial instruments asset	$11,338	$33,632
Fair value of financial instruments liability	230,764	338,146

	Gross amounts
	of recognized	Amounts subject
	assets and	to master netting
December 31, 2016	liabilities	agreement	Net amount
Derivative assets	$11,338	$—	$11,338
Derivative liabilities	230,764	—	230,764
Net liability	$(219,426)	$—	$(219,426)

	Gross amounts
	of recognized	Amounts subject
	assets and	to master netting
December 31, 2015	liabilities	agreement	Net amount
Derivative assets	$33,632	$21,964	$11,668
Derivative liabilities	338,146	21,964	316,182
Net liability	$(304,514)	$—	$(304,514)

The following table provides information about losses included in net earnings and reclassified from accumulated other comprehensive loss (“AOCL”) into earnings:

	2016	2015	2014
Loss on derivatives recognized in net earnings:
Change in fair value of financial instruments	$(29,118)	$(54,576)	$(105,694)
Loss reclassified from AOCL to net earnings(1)
Interest expense	$(3,407)	$(3,319)	$(4,259)
Depreciation and amortization	(966)	(1,078)	(1,052)

(1)

The effective portion of changes in unrealized loss on interest rate swaps was recorded in accumulated other comprehensive income until September 30, 2008 when these contracts were de-designated as accounting hedges.  The amounts in accumulated other comprehensive income will be recognized in earnings when and where the previously hedged interest is recognized in earnings.

The estimated amount of AOCL expected to be reclassified to net earnings within the next twelve months is approximately $2,194,000.